INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Schedule of Components of Deferred Tax Assets and Liabilities
The components of deferred tax assets (“DTA”) and liabilities ("DTL") are shown below:

		12.31.2025	12.31.2024
Temporary differences	(i)	269.8	228.2
Tax loss carryforwards		7.6	85.2
Functional currency effect of the non monetary assets	(ii)	(388.0)	(559.0)
Gains not realized		41.8	38.4
Derivatives / Hedge Accounting		(1.7)	2.4
Effect of differences in fixed asset		(82.9)	(71.1)
Other differences between basis: account x tax	(iii)	(1.6)	(0.4)
Deferred tax assets (liabilities), net		(155.0)	(276.3)
Total deferred tax asset		118.1	174.0
Total deferred tax liability		(273.1)	(450.3)
(i)Temporary differences include non-deductible provisions, accelerated amortization of incentivized expenses with research and development, foreign exchange rate gains or losses included in income tax calculation in cash basis and other differences which will be included or excluded from the tax basis when realized for tax purposes.
(ii)The income tax bases of non-monetary assets and liabilities of Embraer and certain subsidiaries are determined in a currency that is different from their functional currency. Deferred income taxes arising from exchange rate changes on the tax bases of non-current assets and liabilities are recognized through profit or loss.
(iii)Refers to differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes, such as adjustments to contract revenues, leases and right of use, impairment, among others.

Schedule of Changes in Deferred Income Tax
The changes in deferred income taxes were as follows:

	From the statement of income	Other comprehensive income	Total
At December 31, 2022	(372.1)	49.6	(322.5)
Temporary differences	55.0	—	55.0
Tax loss carryforwards	(15.5)	—	(15.5)
Functional currency effect of the non-monetary assets	112.3	—	112.3
Gains not realized	12.2	—	12.2
Effect of differences by fixed asset	(16.1)	—	(16.1)
Derivatives / Hedge Accounting	0.2	—	0.2
Differences between basis: account x tax	4.5	2.9	7.4
At December 31, 2023	(219.5)	52.5	(167.0)
Temporary differences	62.3	—	62.3
Tax loss carryforwards	84.1	—	84.1
Functional currency effect of the non-monetary assets	(242.5)	—	(242.5)
Gains not realized	5.4	—	5.4
Derivatives / Hedge Accounting	(16.0)	—	(16.0)
Effect of differences by fixed asset	(4.7)	6.0	1.3
Other differences between basis: account x tax	(0.6)	(3.3)	(3.9)
At December 31, 2024	(331.5)	55.2	(276.3)
Temporary differences	41.6		41.6
Tax loss carryforwards	(77.6)		(77.6)
Functional currency effect of the non-monetary assets	171.0		171.0
Gains not realized	3.4		3.4
Effect of differences by fixed asset	(11.8)		(11.8)
Derivatives / Hedge Accounting	4.4	(8.5)	(4.1)
Other differences between basis: account x tax	5.6	(6.8)	(1.2)
At December 31, 2025	(194.9)	39.9	(155.0)

Schedule of Reconciliation of Income Tax Expense	Reconciliation of income tax expense

		12.31.2025	12.31.2024	12.31.2023
Net profit before income tax		267.6	557.0	120.7
Income tax and social contribution at the nominal Brazilian enacted tax rate - 34%		(91.0)	(189.4)	(41.0)
Tax on profits of overseas subsidiaries		(124.7)	(120.8)	(8.2)
Foreign Tax Credit (FTC)	(i)	259.5	—	—
Transfer Pricing and Thin Capitalization		—	—	(1.5)
Functional currency effect of the non-monetary assets		239.2	(326.1)	132.4
Research and development tax incentives		20.2	3.4	16.6
Interest on own capital		27.3
Currency effect of the result		(250.0)	359.5	(135.6)
Equity in the earnings of subsidiaries		(2.4)	(1.4)	3.8
Non-recognized DTA on tax losses carryfoward		(23.1)	5.9	(40.4)
Different tax rates in subsidiaries		36.1	81.1	110.5
EVE fiscal deconsolidation	(ii)	(12.8)	—	—
Non-deductible expenses and tax-free income		(6.7)	2.9	3.6
Tax Overpayment (Monetary restatement)	(iii)	17.4	—	—
Other difference between IFRS and fiscal basis		(1.2)	(12.0)	6.0
Others	(iv)	3.6	(5.5)	(2.6)
		182.4	(13.0)	84.6
Income tax and social contribution income (expense) benefit as reported		91.4	(202.4)	43.6
Current income tax and social contribution expense as reported		(45.2)	(90.4)	(109.0)
Deferred income tax and social contribution income (expense) benefit as reported		136.6	(112.0)	152.6
Effective rate		34.1%	-36.3%	36.1%
(i)The Company used accumulated tax credits paid abroad in the amount of US$190.0 recorded in tax return, and the remaining balance is US$6.6.
(ii)As a result of the Company's reduced interest in Eve Holding to less than 80%, Embraer Aircraft Holding, Inc. has ceased consolidating Eve Holding for income tax purposes, resulting in an increased tax burden for Embraer Aircraft Holding Inc. For more information on the transaction, see Note 2.3.1(v).
(iii)Refers to the exclusion of SELIC rate interest updates applied to tax credits.
(iv)Refers substantially to adjustments such as exclusions of Reintegra credits, and subsidies granted by FINEP to stimulate technological innovation, among other permanent additions and exclusions according to the Brazilian Corporate Income Tax Law.